Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report	12 Months Ended
Dec. 31, 2023
Events (Unaudited) Subsequent to the Date of the Independent Auditor
Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report

Note 11 — Events (Unaudited) Subsequent to the Date of the Independent Auditor’s Report

On July 12, 2024, the board of directors (the “Board”) of the Company appointed Mr. Matthew Rockett (“New Director”) as a director of the Company (the “Appointment”), effectively immediately.

In connection with the Appointment, the Board authorized the Company to enter into indemnity agreement with the New Director (the “Indemnity Agreement”). The Company and New Director consented to and executed the Indemnity Agreement on July 12, 2024.

In exchange for New Director’s service on the Board, the Board further authorized the Company to enter into certain agreements with the New Director (the “Share Compensation Agreement”). The Company and New Director consented to and executed the Share Compensation Agreement on July 12, 2024, whereas, the Company, the Sponsor and New Director agrees that the issue by New EM of the Promised Securities shall be subject to the conditions that (i) the Initial Business Combination is consummated; and (ii) New Director (or his/her Permitted Transferees (as such term is defined in section 4.3 of that certain stock escrow agreement, dated December 27, 2021, by and among the Company, the Sponsor, the Company’s officers, directors and other insiders and Continental Stock Transfer & Trust Company, as escrow agent (as it exists on the date hereof, the “Escrow Agreement”)).

Upon the satisfaction of the foregoing conditions, as applicable, the Company and the Sponsor shall cause MergeCo to promptly issue (and no later than two (2) business days following the closing of the Initial Business Combination) the Promised Securities to New Director (or his/her Permitted Transferees) free and clear of any liens or other encumbrances, other than pursuant to the Escrow Agreement, restrictions on transfer imposed by the securities laws. The Sponsor and WTMA covenant and agree to cause MergeCo to facilitate such transfer to New Director (or his/her Permitted Transferees) in accordance with the foregoing.

On July 19, 2024, the board of directors (the “Board”) of the Company appointed Mr. Justin Werner (“New Director”) as a director of the Company (the “Appointment”), effectively immediately.

In connection with the Appointment, the Board authorized the Company to enter into indemnity agreement with the New Director (the “Indemnity Agreement”). The Company and New Director consented to and executed the Indemnity Agreement on July 19, 2024.

In exchange for New Director’s service on the Board, the Board further authorized the Company to enter into certain agreements with the New Director (the “Share Compensation Agreement”). The Company and New Director consented to and executed the Share Compensation Agreement on July 19, 2024, whereas, the Company, the Sponsor and New Director agrees that the issue by MergeCo of the Promised Securities shall be subject to the conditions that (i) the Initial Business Combination is consummated; and (ii) New Director (or his/her Permitted Transferees (as such term is defined in section 4.3 of that certain stock escrow agreement, dated December 27, 2021, by and among the Company, the Sponsor, the Company’s officers, directors and other insiders and Continental Stock Transfer & Trust Company, as escrow agent (as it exists on the date hereof, the “Escrow Agreement”)).

Upon the satisfaction of the foregoing conditions, as applicable, the Company and the Sponsor shall cause MergeCo to promptly issue (and no later than two (2) business days following the closing of the Initial Business Combination) the Promised Securities to Director (or his/her Permitted Transferees) free and clear of any liens or other encumbrances, other than pursuant to the Escrow Agreement, restrictions on transfer imposed by the securities laws. The Sponsor and WTMA covenant and agree to cause MergeCo to facilitate such transfer to Director (or his/her Permitted Transferees) in accordance with the foregoing.

As a result of the appointment of Mr. Matthew Rockett and Mr. Justin Werner, on August 1, 2024, the Company received a letter from Nasdaq determining that the Company has now complies with the independent director, audit committee, or compensation committee requirements for continued listing on the Nasdaq Global Market as set forth in Listing Rules 5605(b)(1), 5605(c)(2), and 5605(d)(2).

On August 1, 2024, in support of the Business Combination, inter alios, WTMA and EM have entered into a Term Sheet (the “Term Sheet”) with certain legally binding clauses with Broughton Capital Group (“BCG”) for BCG, through a special purpose investment vehicle, to provide an equity investment (“Anchor Equity Investor”) of US$500 million through a private investment in public equity (“PIPE Anchor Equity Investment”) to be consummated concurrently with the Closing at a pre-money enterprise valuation for EM&T of US$6.2 billion. Additionally, BCG, through a special purpose lending vehicle (“Lender”), agrees to provide a debt facility (“Debt Facility”) of up to US$6.2 billion to EM&T or to a subsidiary of EM&T guaranteed, inter alios, by EM&T to be consummated concurrently with the Closing. The closing of the PIPE Anchor Equity Investment and Debt Facility is subject to the satisfactory completion of BCG’s on-going due diligence, final investment approvals, execution of an equity subscription agreement, execution of a debt facility agreement, the Closing, and other closing conditions.

On September 30, 2024, the Company issued a promissory note (the “Working Capital Note 8”) in the principal amount of $192,069 to the Sponsor in exchange for cash.

On December 30, 2024, the Company issued a promissory note (the “Working Capital Note 9”) in the principal amount of $448,287 to the Sponsor in exchange for cash.

Merger Agreement

On November 6, 2024, WTMA, entered into an Amended and Restated Agreement and Plan of Merger (the “Merger Agreement”), by and among WTMA, Merger Sub, and EM, which, amended and restated that certain Agreement and Plan of Merger, dated as of April 1, 2024.

Pursuant to the Merger Agreement, at the closing (the “Closing”) of the transactions contemplated by the Merger Agreement (the “Business Combination”), Merger Sub will merge with and into EM, with EM surviving as a wholly owned subsidiary of WTMA. In connection with the Closing, WTMA intends to change its name to Evolution Metals & Technologies Corp. (such post-Closing entity is referred to as “New EM”).

Amendment No. 1 to Merger Agreement

On November 11, 2024, WTMA entered into an Amendment No. 1 to Amended and Restated Agreement and Plan of Merger (the “Amendment”), by and among WTMA, Merger Sub, and EM, which amended the Merger Agreement in accordance with Section 11.11 of the Merger Agreement.

The Amendment amended and restated certain defined terms in the Merger Agreement and the corresponding consideration schedule in the Company Disclosure Schedule, to clarify that US NewCo will be a holder of membership interests in EM following the proposed merger that is part of the Business Combination.

Ancillary Agreements

Company Equityholder Support and Lock-up Agreement

As a condition and inducement to WTMA’s willingness to enter into the Merger Agreement, William David Wilcox Jr. (the “Company Equityholder”) executed and delivered to WTMA a Support and Lock-up Agreement (the “Company Equityholder Support and Lock-Up Agreement”), dated as of November 6, 2024, by and among the Company Equityholder, WTMA, the Sponsor, and the Company Minority Equity holders. Pursuant to the Company Equityholder Support and Lock-up Agreement, the Company Equityholder has agreed, among other things, (i) to vote in favor of the adoption and approval, promptly following the time at which the registration statement on Form S-4 shall have been declared effective and delivered or otherwise made available to WTMA stockholders, of the Merger Agreement and the Business Combination and (ii) not to sell, transfer, convey or assign any Subject Shares (as defined in the Company Equityholder Support and Lock-Up Agreement) until such time to be mutually agreed by the parties hereto after the Closing Date subject to the terms and conditions of the Company Equityholder Support and Lock-up Agreement.

Sponsor Support and Lock-Up Agreement

As a condition and inducement to the EM’s willingness to enter into the Merger Agreement, the Sponsor executed and delivered to EM an Sponsor Support and Lock-up Agreement (the “Sponsor Support and Lock-up Agreement”), dated as of November 6, 2024, by and among the Sponsor, WTMA, EM and the persons set forth on Schedule I thereto. Pursuant to the Sponsor Support and Lock-Up Agreement, the Sponsor has agreed, among other things, (i) to vote (whether pursuant to a duly convened meeting of the WTMA stockholders or pursuant to an action by written consent of the WTMA stockholders) in favor of the adoption and approval, promptly following the time at which the registration statement on Form S-4 shall have been declared effective and delivered or otherwise made available to WTMA stockholders, of the Merger Agreement and the Business Combination and (ii) not to sell, transfer, convey or assign any shares of WTMA Common Stock until such time to be mutually agreed by the parties thereto after the Closing subject to the terms and conditions of the Sponsor Support and Lock-up Agreement.

On November 14, 2024, WTMA issued a press release announcing the execution of that certain Amended and Restated Agreement and Plan of Merger, dated as of November 6, 2024, as amended by the Amendment No. 1 to Amended and Restated Agreement and Plan of Merger, dated as of November 11, 2024, (the “Merger Agreement”), by and among the WTMA, WTMA Merger Subsidiary LLC, a Delaware limited liability company and a direct wholly-owned subsidiary of WTMA (“Merger Sub”), and Evolution Metals LLC, a Delaware limited liability company (“EM”), which amended and restated that certain Agreement and Plan of Merger, dated as of April 1, 2024.

On November 6, 2024, EM entered into the Merger Agreement with Merger Sub and WTMA, pursuant to which, among other things, Merger Sub will merge with and into EM, the separate existence of Merger Sub will cease and EM will be the surviving company and a wholly owned subsidiary of WTMA. In connection with the Merger, WTMA is expected to change its name to Evolution Metals & Technologies Corp.

In connection with the Merger Agreement, on November 6, 2024, EM also entered into the Sponsor Support and Lock-Up Agreement with WTMA, Sponsor, and Sponsor Persons. Pursuant to this agreement, the Sponsor and Sponsor Persons agreed to, among other things, vote at least 2,237,876 shares of WTMA Common Stock (as defined herein), or approximately 67.84% of the issued and outstanding shares of WTMA Common Stock, in favor of the Merger Agreement and the Business Combination.

In connection with the Merger Agreement, on November 6, 2024, EM also entered into the EM Equityholder Support and Lock-Up Agreement with WTMA and EM Equityholder. Pursuant to this agreement, and subject to the terms and conditions outlined, the EM Equityholder agreed to execute and deliver written consents for its outstanding EM Member Units to adopt the Merger Agreement and related transactions, approving the Business Combination.